Accrued compensation, Accrued Expenses And Other Current Liabilities - Employee Related Liabilities Current (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued bonus	$ 1,014	$ 1,068	$ 441
Other	995	148	145
Accrued compensation	$ 2,009	$ 1,216	$ 586